Debt (Details 6) (Secured debt financing, USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 aircraft	Dec. 31, 2014	Dec. 31, 2013	Dec. 19, 2012
Debt
Number of aircraft designated as collateral	464
2004 ECA facility | Non-restricted subsidiary
Debt
Amount outstanding under the facility	1,040,000,000	1,040,000,000
2004 ECA facility | Non-restricted subsidiary | Predecessor
Debt
Amount outstanding under the facility			1,500,000,000
2004 ECA facility | Non-restricted subsidiary | Amortizing loan
Debt
Term of debt instrument		10 years
2004 ECA facility | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Term of debt instrument			10 years
1999 ECA facility | Non-restricted subsidiary | Predecessor
Debt
Amount outstanding under the facility			0
1999 ECA facility | Non-restricted subsidiary | Amortizing loan | Predecessor
Debt
Term of debt instrument			10 years
Ex-Im Financings | Subsidiary
Debt
Interest rate on debt (as a percent)	1.492%	1.492%
Ex-Im Financings | Subsidiary | Predecessor
Debt
Debt issued amount				$ 287,000,000
Interest rate on debt (as a percent)			1.492%
Number of aircraft designated as collateral			2